Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Foreign currency transactions

3.1	Foreign currency transactions

Foreign currency transactions are initially recognized at the exchange rate of the corresponding currencies at the date the transactions qualify for recognition.

Assets and liabilities denominated in foreign currencies are translated into Brazilian Reais, using the spot exchange rate at the end of each reporting period. Gains or losses on changes in exchange rate variations are recognized as financial income or expense.

Classification of assets and liabilities as current and non-current

3.2	Classification of assets and liabilities as current and non-current

The Company presents assets and liabilities in the balance sheet based on current/non-current classification.

An asset is current when it is:

·	expected to be realized or intended to be sold or consumed within twelve months from the end of the reporting periods;
·	held primarily for the purpose of trading;
·	expected to be realized within twelve months after the reporting period; or
·	cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when it is:

·	expected to be settled within twelve months from the end of the reporting periods;
·	held primarily for the purpose of trading;
·	due to be settled within twelve months after the reporting period;
·	there is no unconditional right to defer the settlement of the liability for at least twelve months after; or
·	the reporting period are classified as current liabilities.

All other liabilities are classified as non-current.

Deferred tax assets and liabilities are classified as “non-current” and presented net when appropriate in accordance with the provisions of IAS 12.

Transactions between entities under common control

3.3	Transactions between entities under common control

IFRS does not provide specific guidance to account for transactions between entities under common control. The Company accounts for transactions between entities under common control with the purpose of a corporate reorganization, without economic substance, at historical cost with any resulting effect recorded in shareholders’ equity. Business combinations with economic substance are recorded following the provisions of IFRS 3, Business Combinations.

Joint Venture

3.4	Joint Venture

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Company’s joint venture is accounted for using the equity method.

Under the equity method, the investment in a joint venture is initially recognized at cost.

Tax incentive reserve

3.5	Tax incentive reserve

Tax incentive reserve is recognized when there is reasonable assurance that the entity will comply with all conditions established and related to the grant and that the grant will be received. When the benefit relates to an expense item, it is recognized as revenue over the period of the benefit systematically in relation to the respective expenses for whose benefit it is intended to offset. When the benefit relates to an asset, it is recognized as deferred revenue in liabilities and on a systematic and rational basis over the useful life of the asset.

Discontinued operation

3.6	Discontinued operation

A discontinued operation is a component of an entity that either has been disposed of, or is classified as held for sale, and:

i)	represents a separate major line of business or geographical area of operations;
ii)	is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or
iii)	is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the results of continuing operations, being presented as a single amount in the result after taxes from discontinued operations in the statement of operations (see note 31).

All other notes to the financial statements include amounts for continuing operations, unless otherwise mentioned.

Dividends

3.7	Dividends

The distribution of dividends to the Company’s shareholders is recognized as a liability at the end of the year, based on the minimum mandatory dividends prescribed in the bylaws. Any amount exceeding this minimum is recorded only on the date on which such additional dividends are approved by the Company’s shareholders (see note 22.2).

Cash flow, interest payments

3.8	Cash flow, interest payments

The interest payments on borrowing and finance settled by the Company are being disclosed in the financing activities and is included with payments on related borrowing and finance, and lease payment. The total of interest payment on December 31, 2021 was R$406 (R$549 on December 31, 2020 and R$116 on December 31, 2019).